Long Term Convertible Notes Payable Net (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Notes Payable Outstanding

The Company’s notes payable outstanding as of December 31, 2013 and 2012, were as follows:

	2013	2012
2008 Unsecured promissory note. Originated on November 12, 2008. Principal of $100,000 with $45,000 to be repaid by June 30, 2009, with $10,000 in monthly payments thereafter until repaid in full. Required a one-time interest payment of $15,000. This note was paid in full on February 7, 2014.	$55,000	$55,000

2012 Short-term unsecured promissory notes. Originated at various dates in 2012 with maturities ranging from three months to one year and interest rates ranging from 8% to 12%. All of these notes were subsequently either converted into Bridge Loans or repaid in 2013. Warrants to purchase 224,220 shares of preferred Series B stock were issued in conjunction with these notes.	-	829,047

2009 Non-mandatorily convertible, unsecured note. Originated on March 31, 2009, principal of $500,000 accrues interest at 8% per annum. Principal and interest were due in full on March 31, 2014 or convertible at the option of the note holder into Series B preferred stock at a rate of $0.45 per share. A warrant to purchase 222,222 shares of preferred Series B stock was issued in conjunction with this note. This note was paid in full on February 7, 2014.	500,000	500,000

2010 Secured promissory notes. Principal of $549,450 originated on September 23, 2010 and $62,438 originated on November 12, 2010. Accrued interest at 10% or 14% per annum. Maturity of all notes was extended from September 23, 2012 to March 23, 2013 by majority note holder approval. Interest rate was 2% higher during the period of extension. These notes were secured by all of the Company’s intellectual property. Warrants to purchase 339,937 shares of preferred Series B stock were issued in conjunction with these notes for $612. All of these notes were subsequently either converted into the Bridge Loans or repaid in 2013.	-	611,888

2011 Secured promissory notes. Principal of $1,828,686 originated at various dates of 2011. Accrued interest at 10% per annum. Maturity of all notes was extended from September 23, 2012 to March 23, 2013 by majority note holder approval. Interest rate was 2% higher during the period of extension. These notes were secured by all of the Company’s intellectual property. Warrants to purchase 1,015,934 shares of preferred Series B stock were issued in conjunction with the debt for $1,829. All of these notes were subsequently either converted into the Bridge Loans or repaid in 2013.	-	1,828,686

2012 Secured promissory notes. Principal of $349,650 originated in February and March of 2012. Accrued interest at 10% per annum. Maturity of all notes was extended from September 23, 2012 to March 23, 2013 by majority note holder approval. Interest rate was 2% higher during the period of extension. These notes were secured by all of the Company’s intellectual property. Warrants to purchase 194,250 shares of preferred Series B stock were issued in conjunction with the debt for $350. All of these notes were subsequently either converted into the Bridge Loans or repaid in 2013.	-	349,650

2013 Bridge Loan. Principal from existing notes in the amount of $3,180,806 (comprised of $2,621,195 in principal outstanding as of December 31, 2012 and $559,611 in new principal issued from January through April 2013) along with accrued interest of $467,438 were converted into a 2013 Bridge Loan along with $4,840,792 of new principal. These notes accrued interest at 10% per annum with outstanding principal and interest due in 2014. These notes converted into common shares as part of the February 7, 2014, merger with Koffee Korner at the rate of $0.625 per share. See Note 17.	8,489,036	-
Total notes payable	9,044,036	4,174,271

Current maturities of long-term notes, net of discount	9,039,444	3,609,098
Discount attributable to current maturities	4,592	65,173
Total current maturities	9,044,036	3,674,271
Notes payable, less current maturities	$-	$500,000

Summary of Debt Discount

A summary of the debt discount activity for the years ended December 31, 2013 and 2012, is as follows:

Balance January 1, 2012	$288,439
Debt discount recorded on 2011 notes	140,592
Amortization of debt discount	(363,858)
Balance December 31, 2012	65,173
Amortization of debt discount	(60,581)
Balance at December 31, 2013	$4,592